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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2006

Check here if Amendment |X|; Amendment Number: 1
   This Amendment (Check only one.): |_| is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MACQUARIE FUND ADVISER, LLC
Address: 125 WEST 55TH STREET
         NEW YORK, NY 10019

Form 13F File Number: 28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER, ESQ.
Title: CHIEF COMPLIANCE OFFICER
Phone: (212) 231-1000

Signature, Place, and Date of Signing:


        /s/ Carolyn A. Miller               NEW YORK, NY        MARCH 16, 2007
-------------------------------------     ---------------       --------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     FORM 13F FILE NUMBER     NAME

     28-___________________    N/A
     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           6
Form 13F Information Table Value Total:      25,823
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number{s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]

      NO.    FORM 13F FILE NUMBER   NAME

     _____   28-_________________   _______________________

     [Repeat as necessary.]

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Macquarie Fund Adviser, LLC  Amended Form 13F  Period Ending September 30, 2006

                           FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7    COLUMN 8    COLUMN 9 COLUMN 10
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     VOTING
                                                                                                                   AUTHORITY
                                                                                                                      SOLE
                                    TITLE OF             VALUE   SHS PRN                     INVESTMENT     OTHER    SHARED
NAME OF ISSUER                        CLASS  CUSIP     (X$1000)    AMT    SH/PRN  PUT/CALL   DISCRETION   MANAGERS    NONE
Ameren Corp                         common   023608102   1,520    28,800    Sh             Shared - other            shared
AMERIGAS PARTNERS - LP              common   030975106   3,984   129,100    Sh             Shared - other            shared
CONSOL EDISON CO NY                 common   209115104   1,603    34,700    Sh             Shared - other            shared
ENBRIDGE ENERGY PARTNERS LP         common   29250R106   6,475   139,100    Sh             Shared - other            shared
KINDER MORGAN ENERGY PARTNERS, L.P. common   494550106   6,044   137,750    Sh             Shared - other            shared
MAGELLAN MIDSTREAM PARTNERS         common   559080106   6,197   167,950    Sh             Shared - other            shared
TOTALS                                                  25,823   637,400